Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7:- SUBSEQUENT EVENTS

On August 6, 2019, the Company's shareholders approved an increase in the number of authorized ordinary shares to 10,000,000,000 shares. The board of directors of the Company previously approved the increase on March 12, 2019.